COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Amount charged for gaming taxes	$ 0.7	$ 1.9	$ 0.4	$ 1.1	$ 1.5	$ 1.2
Contractual obligations	12.5		12.5		$ 0.6
Contractual obligations to be paid in 2020	5.5		5.5
Contractual obligations to be paid in 2021	4.3		4.3
Contractual obligations to be paid there after	$ 2.8		$ 2.8